Interim Condensed Consolidated Statements of Operations (Unaudited) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Income Statement [Abstract]
Research and development expenses		$ 1,782	$ 1,058	$ 3,142	$ 1,692
General and administrative expenses		993	1,051	1,677	1,681
Total operating expenses		2,775	2,109	4,819	3,373
Financial income, net		(154)	(152)	(288)	(332)
Financial expenses related to SEPA		102	12	102	32
Impairment of Associate			526		526
Net loss		$ 2,723	$ 2,495	$ 4,633	$ 3,599
Basic, net loss per share	[1]	$ 2.86	$ 5.06	$ 5.21	$ 10.04
Diluted, net loss per share	[1]	$ 2.86	$ 5.06	$ 5.21	$ 10.04
Weighted average number of shares outstanding used in computing net loss per share, basic	[1]	952,168	493,524	888,762	358,325
Weighted average number of shares outstanding used in computing net loss per share, diluted	[1]	952,168	493,524	888,762	358,325

[1]	Retroactively adjusted (See Note 3.1)